Commitments - Summary of license payments for non-capitalized or not yet capitalized (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Information relating to commitments
Capital commitments	€ 927,996	€ 693,789
Not later than one year
Information relating to commitments
Capital commitments	48,678	13,400
between more than one and less than two years
Information relating to commitments
Capital commitments	92,955	26,757
between more than two and less than three years
Information relating to commitments
Capital commitments	105,171	68,948
between more than three and less than four years
Information relating to commitments
Capital commitments	115,711	61,951
more than four years
Information relating to commitments
Capital commitments	€ 565,481	€ 522,733